Expense Example - Pioneer Global Sustainable Value Fund	Apr. 17, 2021 USD ($)
Pioneer Global Sustainable Value Fund : Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	438
Pioneer Global Sustainable Value Fund : Class C
Expense Example:
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	777
Pioneer Global Sustainable Value Fund : Class A
Expense Example:
Expense Example, with Redemption, 1 Year	671
Expense Example, with Redemption, 3 Years	$ 1,093